Organization (Details) (USD $)	12 Months Ended		15 Months Ended	27 Months Ended			27 Months Ended							0 Months Ended	27 Months Ended	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2011	Dec. 31, 2012	Jul. 31, 2011	Mar. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Aug. 31, 2012 Common Stock [Member]	Aug. 30, 2012 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Minimum [Member]	Mar. 31, 2011 Common Stock [Member] Minimum [Member]	Aug. 31, 2012 Common Stock, Reallocated from DRIP [Member]	Oct. 20, 2010 American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member] Common Stock [Member]	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property sqft	Dec. 31, 2012 Unaffiliated Third Party [Member]
Operations [Line Items]
Shares available for issuance under initial public offering, shares										150,000,000
Common stock, par value, in dollars per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Shares issued or available for issuance under initial public offering, price per share					$ 10.00		$ 10.00			$ 10.00				$ 10.00
Stock Available for Issuance, Shares, Dividend Reinvestment Plan									25,000,000	25,000,000
Share Price, Dividend Reinvestment Plan											$ 9.50	$ 9.50
Number of businesses cquired	466	41													507
Common Stock, shares issued	176,852,072	10,356,402	10,356,402	176,852,072				150,000,000					24,000,000
Common stock issued through distribution reinvestment plan (in shares)								1,000,000
Common Stock, shares outstanding	176,852,072	10,356,402	10,356,402	176,852,072
Share price of DRIP shares, as a percentage of estimated value of common stock												95.00%
Common stock held by related party, in shares														20,000
Proceeds from Issuance of stock			$ 102,700,000	$ 1,800,000,000			$ 1,800,000,000
Aggregate value of all issuances and subscriptions of common stock outstanding	1,800,000,000			1,800,000,000
Purchase Price															1,529,811,000
Area of properties, in square feet															13,000,000
Real estate property percent leased on weighted average basis	100.00%			100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units [Line Items]																800,000
Units of limited partner interest in OP held by The Advisor	202			202
Proceeds from Noncontrolling Interests	$ 7,375,000	$ 0		$ 0